Deferred acquisition costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred acquisition costs - balance, beginning of the year	$ 141.6	$ 120.9	$ 84.7
Acquisition costs deferred	221.6	202.6	220.7
Amortization expense	(214.4)	(180.4)	(186.7)
Other, including foreign exchange	(0.6)	(1.5)	2.2
Deferred acquisition costs – balance, end of the year	$ 148.2	$ 141.6	120.9
IMG
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Acquisition costs deferred			$ 2.9